Summary of Aging of the Unrecognized Tax Carryforwards (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	$ 604
Unrecognized deferred tax assets	1,352
Total Reversal Of Deferred Tax Asset	1,956
Total Deferred Tax Liabilities Credits Net	1,229
BRAZIL
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	1
Foreign countries [member]
DisclosureTaxesLineItems [Line Items]
Recognized deferred tax assets	$ 1,351